Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Cash Flows from Operating Activities:
Total Comprehensive Loss	₪ (16,808)	$ (4,863)	₪ (20,113)	₪ (28,224)
Adjustments to profit and loss items:
Exchange rate difference	1,036	300	(1,297)	532
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss			(397)	139
Depreciation of Right of use - Assets under operating lease	433	125
Depreciation and capital loss from sale of property, plant and equipment	373	108	459	372
Finance expenses	128	37
Issuance expenses	1,621	469
Share-based payment	2,708	784	4,537	5,384
Changes in fair value of Traded and Non-Traded Warrants To ADS	(8,643)	(2,501)	(7,719)	3,003
Adjustments to profit and loss	(2,344)	(678)	(4,417)	9,430
Changes in asset and liability items:
Decrease in other receivables	385	111	43	470
Increase (Decrease) in trade payable and other payables	(1,663)	(481)	798	407
Operating activities for changes in asset and liability	(1,278)	(370)	841	877
Cash paid and received during the year for:
Interest received	93	27	54	147
Net cash used in operating activities	(20,337)	(5,884)	(23,635)	(17,770)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets	6	2
Short term deposits, net			387	19,530
Restricted deposit	9	3	(22)	(165)
Marketable securities measured at fair value through profit and loss, net			13,999	(9,008)
Purchase of property, plant and equipment	(123)	(36)	(656)	(266)
Net cash provided by (used in) investing activities	(108)	(31)	13,708	10,091
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares			399	1,432
Repayment on account of lease liabilities	(522)	(151)
Issuance of share capital and warrants, net of issue costs (see note 8a5)	22,393	6,479	12,360	14,381
Net cash provided by financing activities	21,871	6,328	12,759	15,813
Exchange differences on balances of cash and cash equivalents	(1,129)	(327)	1,243	(679)
Increase in cash and cash equivalents	297	86	4,075	7,455
Balance of cash and cash equivalents at the beginning of the year	17,809	5,153	13,734	6,279
Balance of cash and cash equivalents at the end of the year	₪ 18,106	$ 5,239	17,809	13,734
(a) Non-cash activities:
Purchase of property, plant and equipment			₪ 3	77
Issuance costs				₪ 127